UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09135

Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New York Dividend Advantage Municipal Fund (NAN)
June 30, 2014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESMENTS – 145.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 145.5% (100.0% of Total Investments)
	Consumer Discretionary – 3.2% (2.2% of Total Investments)
$ 950	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 953,610
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
3,350	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	3,521,956
	Series 2007A, 5.000%, 12/01/23
4,300	Total Consumer Discretionary			4,475,566
	Consumer Staples – 3.0% (2.0% of Total Investments)
700	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	6/16 at 100.00	B	575,260
	Bonds, Series 2006A-3, 5.000%, 6/01/35
120	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	12/14 at 100.00	A1	119,992
	5.250%, 6/01/25
50	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	12/14 at 100.00	A1	48,579
	Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
625	4.750%, 6/01/22	6/16 at 100.00	BBB–	616,869
2,625	5.000%, 6/01/26	6/16 at 100.00	BB–	2,522,310
315	5.125%, 6/01/42	6/16 at 100.00	B	257,787
4,435	Total Consumer Staples			4,140,797
	Education and Civic Organizations – 19.4% (13.3% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	391,791
	2007A, 5.000%, 7/01/31
550	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	524,101
	Schools, Series 2007A, 5.000%, 4/01/37
1,725	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,917,079
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
965	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	999,624
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	124,908
	University, Series 2006, 5.000%, 5/01/23
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,664,152
	2007A, 5.000%, 7/01/41 – RAAI Insured
525	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	571,610
	Series 2013A, 5.000%, 7/01/44
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	732,819
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
1,300	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	1,499,940
	Facilities, Series 2013A, 5.000%, 7/01/27
700	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	772,380
	2010, 5.250%, 7/01/30
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,132,470
	University, Series 2010A, 5.000%, 7/01/40
680	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa3	715,877
	2010, 5.250%, 7/01/35
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	1,511,418
	College Project, Series 2007-A2, 4.500%, 8/01/36
1,300	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	1,289,665
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	385,829
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	2/19 at 100.00	A	266,470
	Project, Series 2009B, 5.250%, 2/01/39
375	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	406,373
	Project, Series 2013, 5.000%, 9/01/38
1,085	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College	7/19 at 100.00	BBB+	1,162,957
	Project, Series 2009, 5.750%, 7/01/39
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	331,033
	Francis College, Series 2004, 5.000%, 10/01/34
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
160	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	163,086
1,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Ba1	1,017,150
1,630	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	1,637,237
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
2,240	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	2,257,136
1,000	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	1,013,820
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	1,082,030
	American Art, Series 2011, 5.000%, 7/01/31
1,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation	8/23 at 100.00	AA–	1,686,825
	Society, Series 2013A, 5.000%, 8/01/33
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York	10/17 at 100.00	BBB	254,207
	Chiropractic College, Series 2007, 5.000%, 10/01/27
1,050	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York,	3/22 at 100.00	A3	1,166,267
	Revenue Bonds, Clarkson University Project, Series 2012A, 5.250%, 9/01/33
535	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	574,697
	Series 2010A, 5.125%, 9/01/40
25,985	Total Education and Civic Organizations			27,252,951
	Financials – 3.1% (2.1% of Total Investments)
1,345	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	1,555,614
	Series 2005, 5.250%, 10/01/35
2,340	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	2,775,006
	Series 2007, 5.500%, 10/01/37
3,685	Total Financials			4,330,620
	Health Care – 14.0% (9.6% of Total Investments)
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA–	639,163
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
200	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	215,370
	Series 2010, 5.200%, 7/01/32
1,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group	5/21 at 100.00	A–	1,069,730
	Revenue Bonds, Series 2011A, 5.000%, 5/01/41
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
1,480	6.500%, 12/01/21	12/18 at 100.00	Ba1	1,638,567
710	6.125%, 12/01/29	12/18 at 100.00	Ba1	749,050
1,320	6.250%, 12/01/37	12/18 at 100.00	Ba1	1,379,849
3,160	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	3,356,426
	Center, Series 2006, 5.000%, 7/01/35 (UB)
835	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA	840,160
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,039,820
	Obligated Group, Series 2005A, 5.000%, 11/01/34
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	A–	2,190,360
	2007B, 5.625%, 7/01/37
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	839,528
	2011A, 6.000%, 7/01/40
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	1/15 at 100.00	BB	420,256
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
410	5.250%, 2/01/27	2/17 at 100.00	BB+	414,727
360	5.500%, 2/01/32	2/17 at 100.00	BB+	364,039
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	856,913
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35
470	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Catholic	7/21 at 100.00	BBB+	508,296
	Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28
2,115	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/14 at 100.00	N/R	2,125,723
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
950	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/14 at 100.00	B+	950,627
	Series 2001A, 7.125%, 7/01/31
18,520	Total Health Care			19,598,604
	Housing/Multifamily – 4.2% (2.9% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA	427,160
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	4,157,960
	Series 2009J, 4.800%, 5/01/36
290	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	303,485
	Series 2010D-1A, 5.000%, 11/01/42
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	627,408
	4.500%, 11/01/29
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	414,161
	11/01/38 (Alternative Minimum Tax)
5,695	Total Housing/Multifamily			5,930,174
	Housing/Single Family – 1.5% (1.0% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	N/R	721,226
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
1,310	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	1,317,952
	4/01/27 (Alternative Minimum Tax)
1,955	Total Housing/Single Family			2,039,178
	Long-Term Care – 4.8% (3.3% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue	2/15 at 100.00	AA	2,010,780
	Bonds, Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
585	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	617,134
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	B1	351,401
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	243,655
	5.000%, 7/01/35 – ACA Insured
960	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	936,691
	Project, Series 2006, 5.500%, 8/01/33
770	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	780,880
	Project, Series 2006A, 6.000%, 11/15/36
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/19 at 100.00	N/R	100,183
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
275	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/14 at 100.00	N/R	277,090
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
885	5.500%, 7/01/18	7/16 at 101.00	N/R	863,760
635	5.800%, 7/01/23	7/16 at 101.00	N/R	610,527
6,835	Total Long-Term Care			6,792,101
	Tax Obligation/General – 14.3% (9.8% of Total Investments)
6,590	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%,	12/17 at 100.00	AA	7,457,508
	12/01/25 (UB)
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32	8/22 at 100.00	AA	1,088,917
2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	2,317,300
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	4,018,385
1,025	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	1,164,677
	5.000%, 4/01/28
1,525	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 3324, 18.033%,	No Opt. Call	AA	2,274,141
	3/01/21 (IF) (4)
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	839,059
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	AA–	851,465
17,260	Total Tax Obligation/General			20,011,452
	Tax Obligation/Limited – 33.9% (23.3% of Total Investments)
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA	617,937
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	8/14 at 100.00	AA	1,857,733
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding
	Series 2012A:
1,815	5.000%, 11/15/27	No Opt. Call	AA	2,113,059
2,250	5.000%, 11/15/29	11/22 at 100.00	AA	2,590,898
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	A–	1,133,989
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds,
	Local Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	1,114,872
810	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	821,121
2,375	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	2,406,540
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	Aa2	2,276,610
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,025	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/22 at 100.00	AAA	1,133,466
	Fiscal 2012 Series E-1, 5.000%, 2/01/37
840	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	969,410
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
2,350	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	2,611,109
	Fiscal 2013 Series I, 5.000%, 5/01/38
1,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	1,765,104
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	2,892,675
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Series 2011-D1:
1,000	5.250%, 2/01/30	2/21 at 100.00	AAA	1,153,090
2,000	5.000%, 2/01/35	2/21 at 100.00	AAA	2,225,000
4,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	4,703,240
	5.750%, 4/01/41
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	3,282,839
	Series 2008A, 5.000%, 12/15/26 (UB)
1,090	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,143,116
	Development and Housing, Series 2006A, 5.000%, 3/15/36
865	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA+	916,468
	2005B, 5.000%, 4/01/21 – AMBAC Insured
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA+	1,804,595
	5.000%, 4/01/27
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA+	4,143,682
	4/01/20 – AMBAC Insured (UB) (4)
510	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	586,072
	5.000%, 3/15/29
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/17 at 100.00	AAA	1,689,379
	Tender Option Bond Trust 09-6W, 13.422%, 3/15/37 (IF) (4)
8,610	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	1,445,963
	0.000%, 8/01/39
1,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	165,563
	8/01/45 – NPFG Insured
50,905	Total Tax Obligation/Limited			47,563,530
	Transportation – 19.5% (13.4% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D:
1,000	5.000%, 11/15/34	11/20 at 100.00	AA–	1,085,900
1,560	5.250%, 11/15/40	11/20 at 100.00	AA–	1,715,189
4,140	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E,	No Opt. Call	AA–	4,464,079
	5.000%, 11/15/42
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E,	11/23 at 100.00	AA–	2,242,180
	5.000%, 11/15/31
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	1,934,765
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	75,996
2,000	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	759,960
1,575	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/14 at 100.00	BB	1,568,117
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/14 at 100.00	N/R	1,051,990
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	957,672
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue
	Airways Corporation Project, Series 2006:
320	5.000%, 5/15/20 (Alternative Minimum Tax)	9/14 at 100.00	B	320,045
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	9/14 at 100.00	B	999,950
845	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	915,017
	Series 2011, 5.000%, 11/15/44
50	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A	50,989
	AMBAC Insured
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA	729,022
	AGM Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/14 at 100.00	AA–	503,530
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,361,841
615	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	643,819
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	623,955
	Eighth Series 2008, Trust 2920, 18.022%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	2,168,540
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB	309,848
1,470	6.000%, 12/01/36	12/20 at 100.00	BBB	1,689,633
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA–	1,244,100
	Refunding Bonds, Tender Option Bond Trust 1184, 9.221%, 5/15/16 (IF)
26,655	Total Transportation			27,416,137
	U.S. Guaranteed – 6.6% (4.6% of Total Investments) (7)
3,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R (7)	3,734,856
	Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	Series 2005F:
175	5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	Aa1 (7)	180,982
10	5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AAA	10,347
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	9/14 at 100.00	N/R (7)	558,861
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+ (7)	2,711,251
	New York Housing Authority Program, Series 2005A, 5.000%, 7/01/25 (Pre-refunded 7/01/15) –
	NPFG Insured (UB) (4)
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	8/14 at 100.00	AA (7)	753,023
	Series 2004A, 5.250%, 11/01/30 (Pre-refunded 8/14/14)
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	Aa2 (7)	1,006,440
	(Pre-refunded 8/15/14)
100	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	N/R (7)	105,848
	Development and Housing, Series 2006A, 5.000%, 3/15/36 (Pre-refunded 9/15/15)
110	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30	1/15 at 100.00	A2 (7)	112,712
	(Pre-refunded 1/01/15) – AMBAC Insured
135	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	N/R (7)	143,209
	2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured
9,000	Total U.S. Guaranteed			9,317,529
	Utilities – 11.7% (8.1% of Total Investments)
1,300	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	1,399,996
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
110	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	121,153
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	2,693,948
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	538,288
3,885	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	4,123,500
	5.000%, 5/01/38
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	No Opt. Call	A–	1,341,261
	5.000%, 9/01/37
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	12/14 at 100.00	A–	1,405,235
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
3,210	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	3,249,387
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
1,410	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE,	12/23 at 100.00	AAA	1,591,749
	5.000%, 12/15/41
15,565	Total Utilities			16,464,517
	Water and Sewer – 6.3% (4.4% of Total Investments)
1,185	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	1,229,840
	2010, 5.625%, 7/01/40
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	2,267,480
	General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AAA	5,404,035
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
8,060	Total Water and Sewer			8,901,355
$ 198,855	Total Long-Term Investments (cost $193,455,902)			204,234,511
	Floating Rate Obligations – (9.4)%			(13,155,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (39.9)% (8)			(56,000,000)
	Other Assets Less Liabilities - 3.8%			5,297,385
	Net Assets Applicable to Common Shares - 100%			$ 140,376,896

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$204,234,511	$ —	$204,234,511

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $180,080,310.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$12,928,387
Depreciation	(1,931,312)
Net unrealized appreciation (depreciation) of investments	$10,997,075

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from
5.750% to 2.300%.
(6)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from
5.875% to 2.350%.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Invesments is 27.4%
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2014